Restricted financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure of restricted financial assets [text block]
Restricted financial assets

USD m 31.12.22 31.12.21
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Financial assets pledged as collateral
Financial assets at fair value held for trading 57,377 36,742 63,725 43,397
Loans and advances to customers
1
15,195 18,160
Financial assets at fair value not held for trading 1,509 1,220 961 961
Debt securities classified as Other financial assets measured at amortized cost
3,432 2,685 2,234 1,870
Total financial assets pledged

as collateral
77,513 85,079
Other restricted financial assets
Loans and advances to banks 3,689 3,408
Financial assets at fair value held for trading 162 392
Cash collateral receivables on derivative

instruments
5,155 4,747
Loans and advances to customers 1,127 1,237
Financial assets at fair value not held for trading 14,478 22,765
Financial assets measured at fair value through

other comprehensive income
1,842 894
Other 859 97
Total other restricted

financial assets

27,312 33,540
Total financial assets pledged

and other restricted financial assets
2
104,825 118,619
1 Mainly related to mortgage

loans that serve

as collateral for existing

liabilities toward

Swiss central mortgage

institutions and for existing

covered bond issuances.

Of these pledged

mortgage loans,

approximately
USD 3.1
bn as

of 31 December

2022 (31

December 2021:

approximately

USD
2.7
bn) could

be withdrawn

or used for

future liabilities

or covered bond

issuances without

breaching existing

collateral requirements.

2 Does not include assets placed

with central banks related

to undrawn credit lines

and for payment, clearing

and settlement purposes

(31 December 2022:

USD
5.9
bn; 31 December 2021:

USD
4.4 bn).

Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Explanatory
Transferred

financial assets subject to continued recognition

in full

USD m 31.12.22 31.12.21
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Financial assets at fair value held for trading that

may be sold or repledged by counterparties
36,742 16,470 43,397 17,687
relating to securities lending and repurchase agreements in exchange for cash received
16,756 16,470 17,970 17,687
relating to securities lending agreements in exchange for

securities received
18,908 24,146
relating to other financial asset transfers 1,078 1,281
Financial assets at fair value not held for trading

that may be sold or repledged

by
counterparties 1,220 1,050 961 898
Debt securities classified as Other financial assets measured at amortized cost that may be
sold or repledged by counterparties 2,685 2,302 1,870 1,725
Total financial assets transferred 40,647 19,822 46,227 20,311

Disclosure Of Off Balance Sheet Assets Received Table [Text Block]
Off-balance sheet assets received
USD m 31.12.22 31.12.21
Fair value of assets received that can

be sold or repledged
434,023 497,828
received as collateral under reverse repurchase,

securities borrowing

and lending arrangements, derivative and

other transactions

1
418,847 483,426
received in unsecured borrowings 15,175 14,402
Thereof sold or repledged

2
331,805 367,440
in connection with financing activities 288,752 319,176
to satisfy commitments under short sale transactions 29,515 31,688 in connection with derivative and other

transactions

1
13,538 16,575
1 Includes securities received as

initial margin from its clients

that UBS is required to remit

to central counterparties,

brokers and deposit

banks through its exchange

-traded derivative

clearing and execution

services.

2 Does not include off-balance

sheet securities (31 December

2022: USD
9.9
bn; 31 December 2021:

USD
12.7
bn) placed with central

banks related to undrawn

credit lines and for

payment, clearing and

settlement
purposes for which there are no associated

liabilities or contingent liabilities.

UBS AG
Entity [Table]
Disclosure of restricted financial assets [text block]
Restricted financial assets

USD m 31.12.22 31.12.21
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Financial assets pledged as collateral
Financial assets at fair value held for trading 57,435 36,742 63,834 43,397
Loans and advances to customers
1
15,195 18,160
Financial assets at fair value not held for trading 1,509 1,220 961 961
Debt securities classified as Other financial assets measured at amortized cost
3,432 2,685 2,234 1,870
Total financial assets pledged

as collateral
77,571
85,188
Other restricted financial assets
Loans and advances to banks 3,689 3,408
Financial assets at fair value held for trading 162 392
Cash collateral receivables on derivative

instruments
5,155 4,747
Loans and advances to customers 1,127 1,237
Financial assets at fair value not held for trading 14,090 22,328
Financial assets measured at fair value through

other comprehensive income
1,842 894
Other
859
97
Total other restricted

financial assets

26,924
33,104
Total financial assets pledged

and other restricted financial assets
2
104,495
118,292
1 Mainly related to mortgage

loans that serve as collateral

for existing liabilities toward

Swiss central mortgage

institutions and for existing

covered bond issuances.

Of these pledged

mortgage loans, approximately
USD 3.1
bn as of

31 December 2022

(31 December

2021: approximately

USD
2.7
bn) could be

withdrawn

or used for

future liabilities

or covered bond

issuances without

breaching existing

collateral

requirements.

2 Does not include assets placed

with central banks related

to undrawn credit lines

and for payment, clearing

and settlement purposes

(31 December 2022:

USD
5.9
bn; 31 December 2021:

USD
4.4 bn).

Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition Explanatory
Transferred

financial assets subject to continued recognition

in full

USD m 31.12.22 31.12.21
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Financial assets at fair value held for trading that

may be sold or repledged by counterparties
36,742 16,470 43,397 17,687
relating to securities lending and repurchase agreements in exchange for cash received
16,756 16,470 17,970 17,687
relating to securities lending agreements in exchange for

securities received
18,908 24,146
relating to other financial asset transfers 1,078 1,281
Financial assets at fair value not held for trading

that may be sold or repledged

by
counterparties 1,220 1,050 961 898
Debt securities classified as Other financial assets measured at amortized cost that may be
sold or repledged by counterparties 2,685 2,302 1,870 1,725
Total financial assets transferred 40,647 19,822 46,227 20,311

Disclosure Of Off Balance Sheet Assets Received Table [Text Block]
Off-balance sheet assets received
USD m 31.12.22 31.12.21
Fair value of assets received that can

be sold or repledged
434,023 497,828
received as collateral under reverse repurchase,

securities borrowing

and lending arrangements, derivative and

other transactions

1
418,847 483,426
received in unsecured borrowings 15,175 14,402
Thereof sold or repledged

2
331,805 367,440
in connection with financing activities 288,752 319,176
to satisfy commitments under short sale transactions 29,515 31,688 in connection with derivative and other

transactions

1
13,538 16,575
1 Includes

securities received

as initial

margin from

its clients

that UBS

AG is

required to

remit to

central counterparties,

brokers

and deposit

banks through

its exchange

-traded derivative

clearing and

execution
services.

2 Does not include

off-balance sheet

securities (31 December

2022: USD
9.9
bn; 31 December 2021:

USD
12.7
bn) placed with central

banks related to undrawn

credit lines and for

payment, clearing and
settlement purposes for which there

are no associated liabilities

or contingent liabilities.